Warrants (Tables)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
SoundHound, Inc. [Member]
Warrants (Tables) [Line Items]
Schedule of stock warrants using the black-scholes-merton option pricing model
	September 30, 2021	September 30, 2020
Fair Value of Common Stock	41.75	20.37
Dividend yield	0%	0%
Expected volatility	42%	43%
Expected term (years)	6.01	5.74
Risk free interest rate	1.11%	0.93%

	September 30, 2021	December 31, 2020
Weighted average term (years)	0.48	0.26
Weighted average discount rate	25.00%	8.63%

Expected dividend rate	0%
Risk free interest rate	0.11%
Expected volatility	41%
Expected term (years)	0.36
Expected dividend rate	0%
Risk free interest rate	0.14%
Expected volatility	48%
Expected term (years)	2.16
Expected dividend rate	0%
Risk-free interest rate	0.16%
Expected volatility	47%
Expected term (years)	2.87

2019
Expected dividend rate	0%
Risk free interest rate	1.58%
Expected volatility	42%
Expected term (years)	1.25
2019
Expected dividend rate	0%
Risk free interest rate	1.62%
Expected volatility	40%
Expected term (years)	3.16
2019
Expected dividend rate	0%
Risk-free interest rate	1.64%
Expected volatility	41%
Expected term (years)	3.87